Leases - Supplementary Information Regarding Lease Accounting (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Cost:
Operating lease cost	$ 4	$ 36	$ 42	$ 19
Short-term lease cost	1	3	1	2
Total lease cost	5	39	43	21
Other information:
Cash paid for lease liabilities- operating cash flows	5	39	41	21
ROU assets obtained in exchange for lease liabilities	$ 24	$ 0	$ 24	$ 53
Weighted-average remaining lease term in months	22 months	52 months	19 months	14 months
Weighted-average discount rate	9.00%	10.00%	10.00%	24.00%